Apr. 27, 2020
ADVANCED SERIES TRUST
AST AB Global Bond Portfolio
AST Wellington Management Global Bond Portfolio

Supplement dated July 13, 2020 to the
Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and SAI.

A.    Amended Subadvisory Agreement with AllianceBernstein L.P. for the AST AB Global Bond Portfolio and New Management Fee Waiver

The Board of Trustees of the Trust (the Board) recently approved amending the subadvisory agreement between PGIM Investments LLC (the Manager) and AllianceBernstein L.P. (AllianceBernstein) to reflect a new subadvisory fee schedule for the AST AB Global Bond Portfolio (the AB Portfolio). In addition, the Manager has agreed to a new management fee waiver for the AB Portfolio. These changes are effective as of June 1, 2020.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective as of June 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AB Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.02)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.88%

(1) The Manager has contractually agreed to waive 0.0156% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AB Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AB Global Bond	$90	$285	$497	$1,106

C.    Amended Subadvisory Agreement with Wellington Management Company LLP for the AST Wellington Management Global Bond Portfolio and New Management Fee Waiver

The Board recently approved amending the subadvisory agreement between the Manager and Wellington Management Company LLP (Wellington) to reflect a new subadvisory fee schedule for the AST Wellington Management Global Bond Portfolio (the Wellington Portfolio). In addition, the Manager has agreed to a new management fee waiver for the Wellington Portfolio. These changes are effective as of June 1, 2020.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective as of June 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Wellington Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.86%

(1) The Manager has contractually agreed to waive 0.04% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Wellington Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Wellington Management Global Bond	$88	$283	$495	$1,104